Segment Data - Net Sales by Geographical Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 17,522,234	$ 16,831,605	$ 14,396,442
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	13,929,375	13,777,545	12,977,956
Australasia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,369,361	1,193,148	1,162,122
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,223,498	1,860,912	256,364
Automotive | North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	7,613,047	7,478,961	7,172,944
Automotive | Australasia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,157,357	1,193,148	1,162,122
Industrial | North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	6,316,328	6,298,584	5,805,012
Industrial | Australasia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 212,004	$ 0	$ 0